Scope of Consolidation	12 Months Ended
Dec. 31, 2018
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Scope of Consolidation

NOTE 3—SCOPE OF CONSOLIDATION

Investments in consolidated subsidiaries

Composition of the Group

TIM holds a majority of the voting rights in all the subsidiaries included in the scope of consolidation.

A complete list of consolidated subsidiaries is provided in the Note “List of companies of the TIM Group”.

Scope of consolidation

The changes in the scope of consolidation at December 31, 2018 compared to December 31, 2017 are listed below.

These changes did not have any significant impacts on the Consolidated Financial Statements of the TIM Group at December 31, 2018.

Subsidiaries exiting/merged into the scope of consolidation:

Company		Business Unit	Month
Exit:
OLIVETTI ESPAÑA S.A. (in liquidation)	Liquidated	Other Operations	December 2018
Merger:
TI SPARKLE MED S.p.A.	Merged into TI Sparkle S.p.A.	Domestic	April 2018
TIM CELULAR S.A.	Merged into TIM S.A.	Brazil	October 2018

The breakdown by number of subsidiaries and associates of the TIM Group is as follows:

	As of December 31, 2018
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	21	42	63
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	16	—	16

Total companies	38	42	80

	As of December 31, 2017
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	22	44	66
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	19	—	19

Total companies	42	44	86

Further details are provided in the Note “List of companies of the TIM Group”.

Subsidiaries with significant non-controlling interests

At December 31, 2018, the TIM Group held investments in subsidiaries, with significant non-controlling interests, in relation to the TIM Brasil group.

The figures provided below, stated before the netting and elimination of intragroup accounts, have been prepared in accordance with IFRS and reflect adjustments made at the acquisition date to align the assets and liabilities acquired to their fair value.

TIM Brasil group—Brazil Business Unit

Non-controlling interests accounted at December 31, 2018 for 33.4% of the capital of Tim Participações, which in turn holds 100% of the capital of the operating company Tim S.A., coinciding with their corresponding voting rights.

Statement of Financial Position Data—TIM Brasil group

	Year ended December 31,
	2018	2017
	(millions of euros)
Non-current assets	6,257	6,819
Current assets	1,387	1,929

Total Assets	7,644	8,748

Non-current liabilities	959	1,703
Current liabilities	1,678	1,852

Total Liabilities	2,637	3,555

Equity	5,007	5,193
of which, Non-controlling interests	1,518	1,556

Income Statement Data—TIM Brasil group

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Revenues	3,943	4,502	4,047
Profit (loss) for the year	586	340	194
of which, Non-controlling interests	200	114	65

Financial Data—TIM Brasil group

In 2018, aggregate cash flows generated a negative amount of 512 million euros, essentially due to a negative exchange rate effect of 67 million euros, without which cash flow would have generated a negative 445 million euros.

In 2017, aggregate cash flows generated a negative amount of 744 million euros, essentially due to a negative exchange rate effect of 146 million euros, without which cash flow would have generated a negative 598 million euros.

Lastly, again with reference to the Tim Brasil group and in line with the information given in the Report on Operations—Main risks and uncertainties Section, the main risk factors that could, even significantly, restrict the operations of the Tim Brasil group are listed below:

•	strategic risks (risks related to macroeconomic and political factors, as well as risks associated with foreign exchange restrictions and competition);

•	operational risks (risks related to business continuity and development of the fixed and mobile networks, as well as risks associated with litigation and disputes);

•	financial risks;

•	Regulatory and Compliance risks.